Warrants and warrant liability - Disclosure of Warrant transactions (Detail) - USD ($)		12 Months Ended
	May 28, 2024	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Warrant Transactions [Line Items]
Number of warrants, Outstanding		258,188	286,875
Number of warrants, Granted	93,750	4,550,000	93,750
Number of warrants, Exercised		(258,188)	(122,437)
Number of warrants, Outstanding		4,550,000	258,188
Weighted average exercise price, Outstanding		$ 4	$ 4
Weighted average exercise price, Granted	$ 16	0.001	16
Weighted average exercise price, Exercised		4	13.19
Weighted average exercise price, Outstanding		$ 0.001	$ 4
Grant date fair value, Outstanding		$ 543,601	$ 604,000
Grant date fair value, Granted		5,758,671	459,500
Grant date fair value, Exercised		(543,601)	(519,899)
Grant date fair value, Outstanding		$ 5,758,671	$ 543,601